COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Loss Contingencies [Line Items]
Aggregate amount of counterparty obligations	$ 7,237,000	$ 7,716,000	$ 18,449,000
VSC counterparty contingency expense	199,000	4,837,000	1,629,000
Loss reimbursement on sold loans	(466,000)	2,152,000	1,112,000	60,000
Reserve for loss reimbursements on sold mortgage loans	700,000	1,400,000
Vehicle service contract counterparty receivable [Roll Forward]
Balance at beginning of year, net of reserve	7,716,000	18,449,000	29,298,000
Transfers in from payment plan receivables	180,000	792,000	1,469,000
Reserves established and charge-offs recorded to expense	(199,000)	(4,837,000)	(1,629,000)
Transferred to (from) contingency reserves	(75,000)	63,000	(108,000)
Cash received	(385,000)	(6,751,000)	(7,413,000)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	0	0	(3,168,000)
Balance at end of year, net of reserve	7,237,000	7,716,000	18,449,000
Reserve at end of year	1,370,000	1,300,000	2,000,000
Vehicle service contract counterparty reserve [Roll Forward]
Balance at beginning of year	1,375,000	2,012,000	32,570,000
Additions charged to expense	199,000	4,837,000	1,629,000
Charge-offs, net	(204,000)	(5,474,000)	(32,187,000)
Balance at end of year	1,370,000	1,375,000	2,012,000
Reserves recorded in VSC counterparty receivables, net	1,370,000	1,300,000	2,000,000
Reserves recorded in accrued expenses and other liabilities	0	75,000	12,000
Total at end of year	1,370,000	1,375,000	2,012,000
Fannie Mae [Member]
Loss Contingencies [Line Items]
Loss reimbursement on sold loans		1,500,000
Pending Litigation [Member]
Loss Contingencies [Line Items]
Maximum range of reasonably possible loss	500,000
Accounts Receivables Due to Mepco [Member]
Loss Contingencies [Line Items]
Installment payments period for service contract, minimum	12 months
Installment payments period for service contract, maximum	24 months
VSC counterparty contingency expense	200,000	4,800,000	1,600,000
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	204,827,000	180,829,000
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	$ 2,757,000	$ 4,262,000
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	2.50%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	8.25%